Advanced Series Trust
655 Broad Street

Newark, New Jersey 07102

April 25, 2022

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	POS-AMI Filing for Advanced Series Trust

(Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment under POS AMI to the Registration Statement under the 1940 Act (the Amendment).

As counsel to the Registrant, I represent that the instant Rule POS AMI filing does not contain disclosures that render the filing ineligible to become effective under POS AMI.

The Amendment is not intended to amend the Registrant’s current prospectuses, dated April 25, 2022, or the Registrant’s current statements of additional information, dated April 25, 2022.

* * * * *

Should you have any questions or comments with respect to the foregoing, please contact me at 973-420-6867.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Melissa A. Gonzalez

Melissa A. Gonzalez

Vice President and Corporate Counsel

(973) 420-6867